Segmented information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Disclosure of segments [Table Text Block]
Year ended December 31, 2019
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Revenue from external customers	$537,421	$700,018	$-	$-	$1,237,439
Cost of sales
Mine operating costs	385,159	356,183	-	-	741,342
Depreciation and amortization	135,429	209,126	-	-	344,555
Gross profit	16,833	134,709	-	-	151,542
Selling and administrative expenses	-	-	-	36,170	36,170
Exploration and evaluation expenses	18,476	5,804	-	6,494	30,774
Other operating expenses	8,201	14,022	28,149	744	51,116
Impairment loss	-	-	322,249	-	322,249
Results from operating activities	$(9,844)	$114,883	$(350,398)	$(43,408)	$(288,767)
Finance income					(8,527)
Finance expenses					162,888
Other finance losses					9,635
Loss before tax					(452,763)
Tax recovery					(108,953)
Loss for the year					$(343,810)

Year ended December 31, 2018
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Revenue from external customers	$667,322	$805,044	$-	$-	$1,472,366
Cost of sales
Mine operating costs	412,760	353,199	-	-	765,959
Depreciation and amortization	121,515	211,152	-	-	332,667
Gross profit	133,047	240,693	-	-	373,740
Selling and administrative expenses	-	-	-	27,243	27,243
Exploration and evaluation expenses	12,302	5,640	-	10,628	28,570
Other operating expenses	5,433	11,739	539	1,360	19,071
Results from operating activities	$115,312	$223,314	$(539)	$(39,231)	$298,856
Finance income					(8,450)
Finance expenses					152,000
Other finance gain					(15,531)
Profit before tax					170,837
Tax expense					85,421
Profit for the year					$85,416

Disclosure of segments, assets and liabilities [Table Text Block]
December 31, 2019
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Total assets	$774,800	$2,556,895	$700,799	$423,467	$4,455,961
Total liabilities	551,171	926,642	78,988	1,051,037	2,607,838
Property, plant and equipment[1]	684,679	2,253,404	691,538	32,938	3,662,559
[1]Included in Corporate and Other activities is $27.3 million of property, plant and equipment that is located in Nevada.

December 31, 2018
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Total assets	$621,253	$2,751,525	$896,693	$416,164	$4,685,635
Total liabilities	424,576	921,773	115,470	1,044,960	2,506,779
Property, plant and equipment	572,947	2,353,229	868,921	24,715	3,819,812

Disclosure of segments, additions to property, plant and equipment [Table Text Block]
December 31, 2019
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Additions to property, plant and equipment	$143,418	$101,717	$38,923	$905	$284,963

December 31, 2018
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Additions to property, plant and equipment	$123,896	$55,818	$19,846	$22	$199,582

Disclosure of geographical areas, revenue by customer location [Table Text Block]
	2019	2018
Revenue by customer location [1]
Canada	$418,636	$553,411
United States	209,382	211,681
Switzerland	162,167	253,165
Germany	10,731	52,530
China	158,795	140,440
Peru	110,411	65,721
Philippines	71,506	84,687
United Kingdom	62,462	68,346
Other	33,349	42,385
	$1,237,439	$1,472,366

[1] Presented based on the ultimate destination of the product if known. If the eventual destination of the product sold through traders is not known then revenue is allocated to the location of the customer's business office and not the ultimate destination of the product.